Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
SHARE CAPITAL

25. SHARE CAPITAL

Telesat Corporation

The authorized capital of the Corporation consists of the following:

•        An unlimited number of Class A Common shares,

•        An unlimited number of Class B Variable Voting shares,

•        An unlimited number of Class C Fully Voting shares,

•        An unlimited number of Class C Limited Voting shares,

•        Class A Special Voting shares,

•        Class B Special Voting shares,

•        Class C Special Voting shares,

•        Golden Share, and

•        An unlimited number of Class A Preferred shares.

The Class A Common shares together with the Class B Variable Voting shares represent the Corporation’s Public Shares (“Telesat Public Shares”). The Class C Fully Voting shares and Class C Limited Voting shares shall be referred to as (“Class C Shares”). The Telesat Public Shares and Class C Shares shall represent Telesat Corporation Shares (“Telesat Corporation Shares”). Class A Special Voting Share, Class B Special Voting Share and Class C Special Voting Share together are referred as (“Special Voting Shares”).

The number of shares and stated value of the outstanding shares as at December 31, 2021, were as follows:

	Number of shares	Stated value
Telesat Public Shares	11,907,246	$36,501
Class C Shares	112,841	6,340
	12,020,087	$42,841

In addition, three Special Voting Shares and one Golden Share with a nominal stated value have been issued and outstanding as at December 31, 2021.

The number and stated value of the outstanding Limited Partnership units (“LP Units”) of Telesat Partnership LP as at December 31, 2021, were as follows:

	Number of units	Stated value
Class A and Class B LP Units	19,428,491	$53,169
Class C LP Units	18,098,362	59,683
	37,526,853	$112,852

On consolidation into the Corporation, the stated value of the LP Units is included under non-controlling interest.

All of the Corporation Shares have equivalent economic rights. The Special Voting Shares and the Golden Share have no material economic rights.

No additional shares or units of Telesat Corporation and Telesat Partnership, respectively, have been issued during 2021 other than as a part of the Transaction.

The holders of Class A Common Shares, Class B Variable Voting Shares, Class C Shares, Special Voting Shares and the Golden Share are generally entitled to receive notice of and attend meetings of Telesat Corporation’s shareholders and receive copies of all proxy materials, information statements and other written communications, including from third parties, given in respect of Telesat Public Shares. Holders of Telesat Corporation Shares shall have one vote for each Telesat Corporation Share held at all meetings of the shareholders of Telesat Corporation, except meetings at which only holders of another class or of a particular series shall have the right to vote, provided that holders of Class C Limited Voting Shares will not be entitled to vote on the election of directors of Telesat Corporation. The Telesat Corporation Articles provide that the holders of the Telesat Corporation Shares will vote together as a single class with the Telesat Partnership Units (via the Special Voting Shares), and the Golden Share, with a simple majority of votes required to pass the majority of matters (other than the election of directors of Telesat Corporation, which shall be decided by a plurality of votes cast). Until the occurrence of an Unwind Transaction, a simple majority of votes cast by the holders of Telesat Corporation Shares and Special Voting Shares, voting together as a single class, will be required to approve a Second Tabulation Matter, as defined and described below.

The following table summarizes the voting power of the different classes of Telesat Corporation Shares.

Class	Voting for Directors	All Other Votes	Second Tabulation Votes
Class A Common Shares	One vote per share	One vote per share	One vote per share
Class B Variable Voting Shares

One vote per share, provided that any voting power of a single holder in excess of one-third of the outstanding voting power of Telesat Corporation Shares and Telesat Partnership Units (via the Special Voting Shares) and the Golden Share Canadian Votes will effectively be transferred to the Golden Share

One vote per share
Class C Fully Voting Shares	One vote per share	One vote per share	One vote per share
Class C Limited Voting Shares	No votes	One vote per share	One vote per share
Class A Units (voted via the Class A Special Voting Share)	One vote per unit	One vote per unit	One vote per unit
Class B Units (voted via the Class B Special Voting Share)

One vote per unit; provided that any voting power of a single holder in excess of one-third of the outstanding voting power of the Telesat Corporation Shares and Telesat Partnership Units (via the Special Voting Shares) and the Golden Share Canadian Votes will effectively be transferred to the Golden Share

One vote per unit
Class C Units (voted via the Class C Special Voting Share)	Limited votes to ensure compliance with restrictions applicable to PSP Investments pursuant to the constating legislation		One vote per unit
Golden Share

A number of votes equal to the sum of: A number of votes such that the votes cast by the holders of Class A Common Shares and Class A Units, Class C shares and Class C Units, and the Golden Share represent a simple majority of votes cast; and the number of votes transferred from the Class B Variable Voting Shares and Class B Units, if applicable

No votes

Second tabulation matters means a resolution to effect:

•        An increase or decrease of the maximum number of authorized shares of Telesat Corporation shares, or an increase in the maximum number of authorized shares of another class or type with special rights or restrictions equal to superior to the Telesat Corporation shares;

•        An exchange, reclassification or cancellation of all or part of Telesat Corporation Shares;

•        An addition, change or removal of the special rights or restrictions attached to the Telesat Corporation Shares;

•        An increase in the rights or privileges of any class of shares in the capital of Telesat Corporation that has rights or privileges equal or superior to the Telesat Corporation Shares;

•        The creation of a new class of Telesat Corporation Shares equal or superior to the Telesat Corporation Shares;

•        The making of any class of shares in the capital of Telesat Corporation with rights or privileges inferior to the Telesat Corporation Shares equal or superior to the Telesat Corporation Shares;

•        An exchange or creation of a right of exchange of all or part of another class of shares in the capital of Telesat Corporation into Telesat Corporation Shares;

•        A constraining of the issuance, transfer or ownership of the Telesat Corporation Shares or a change or removal of such constraint;

•        A change to the Telesat Corporation Articles;

•        The taking of any step to wind up, dissolve, reorganize or terminate Telesat Corporation;

•        A sale, lease, exchange, transfer or other disposition of all or substantially all of Telesat Corporation’s assets;

•        The removal of a director of Telesat Corporation from office; or

•        The taking of action to effect an amalgamation, merger or other combination of Telesat Corporation with another person or to consolidate, recapitalize or reorganize Telesat Corporation or to continue Telesat Corporation under the laws of another jurisdiction.

Telesat Canada

The information below summarizes the share capital of Telesat Canada that existed in 2020 and to the completion of the Transaction.

The number of shares and stated value of the outstanding shares of Telesat Canada as at December 31, 2020 were as follows:

	Number of shares	Stated value
Common Shares	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,508,117	80,862
Director Voting Preferred Shares	1,000	10
Share capital		$155,698

In November 2021, November 2020, December 2019 and February 2019 dividends were declared and paid on the Director Voting Preferred Shares.

In January 2019, 40,269 stock appreciation rights (“SARS”) were exercised for 14,846 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2019, 66,667 RSUs were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2020, 66,667 RSUs were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

In September 2021, 600 stock options were exercised in exchange for 600 Non-Voting Participating Preferred shares.

Prior to the completion of the Transaction, the authorized share capital of the Company is comprised of: (i) an unlimited number of Common Shares, Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares, Redeemable Common Shares, and Redeemable Non-Voting Participating Preferred Shares, (ii) 1,000 Director Voting Preferred Shares, and (iii) 325,000 Senior Preferred Shares. None of the Redeemable Common Shares, Redeemable Non-Voting Participating Preferred Shares or Senior Preferred Shares have been issued as at December 31, 2020.

Common Shares

The holders of the Common Shares are entitled to receive notice of and to attend all annual and special meetings of the shareholders of the Company and to one vote in respect of each common share held on all matters at all such meetings, except in respect of a class vote applicable only to the shares of any other class, in respect of which the common shareholders shall have no right to vote. The holders of the Common Shares are entitled to receive dividends as may be declared by the Board of Directors of the Company, and are entitled to share in the distribution of the assets of the Company upon liquidation, winding-up or dissolution, subject to the rights, privileges and conditions attaching to any other class of shares ranking in order of priority. The Common Shares are convertible at the holders’ option, at any time, into Voting Participating Preferred Shares or Non-Voting Participating Preferred Shares, on a one-for-one basis. The Common Shares have no par value.

Voting Participating Preferred Shares

The rights, privileges and conditions of the Voting Participating Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

•        The holders of Voting Participating Preferred Shares are not entitled to vote at meetings of the shareholders of the Company on resolutions electing directors.

•        For all other meetings of the shareholders of the Company, the holders of Voting Participating Preferred Shares are entitled to a variable number of votes per Voting Participating Preferred Share based on the number of Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares and Redeemable Non-Voting Participating Preferred Shares outstanding on the record date of the given meeting of the shareholders of the Company.

•        The Voting Participating Preferred Shares are convertible, at any time, at the holders’ option into Common Shares or Non-Voting Participating Preferred Shares on a one-for-one basis as long as the result of such conversion does not cause the Company to cease to be a “qualified corporation” within the meaning of the Canadian Telecommunication Common Carrier Ownership and Control Regulations pursuant to the Telecommunications Act (Canada).

The Voting Participating Preferred Shares have no par value.

Non-Voting Participating Preferred Shares

The rights, privileges and conditions of the Non-Voting Participating Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

•        The holders of Non-Voting Participating Preferred Shares are not entitled to vote on any matter at meetings of the shareholders of the Company, except in respect of a class vote applicable only to the Non-Voting Participating Preferred Shares.

•        The Non-Voting Participating Preferred Shares are convertible, at any time, at the holders’ option into Common Shares or Voting Participating Preferred Shares on a one-for-one basis as long as the result of such conversion does not cause the Company to cease to be a “qualified corporation” within the meaning of the Canadian Telecommunication Common Carrier Ownership and Control Regulations pursuant to the Telecommunications Act (Canada).

The Non-Voting Participating Preferred Shares have no par value.

Director Voting Preferred Shares

The rights, privileges and conditions of the Director Voting Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

•        The holders of Director Voting Preferred Shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company at which directors of the Company are to be elected. The holders of the Director Voting Preferred Shares are not entitled to attend meetings of the shareholders of the Company and have no right to vote on any matter other than the election of directors of the Company.

•        The holders of Director Voting Preferred Shares are entitled to receive annual non-cumulative dividends of $10 per share if declared by the Board of Directors of the Company, in priority to the payment of dividends on the Common Shares, Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares, Redeemable Common Shares, and Redeemable Non-Voting Participating Preferred Shares, but after payment of any accrued dividends on the Senior Preferred Shares.

The Director Voting Preferred Shares are redeemable at the option of the Company, at any time, at a redemption price of $10 per share.

The Director Voting Preferred Shares have a nominal stated value.